Average Annual Total Returns - LVIP SSGA Global Tactical Allocation Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Global Tactical Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Global Tactical Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Global Tactical Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	7.02%	6.64%	5.07%	6.75%	6.38%	4.81%	7.51%	4.44%	3.84%	14.19%	[1]	9.60%	[1]	7.76%	[1]

[1]	The Global Tactical Allocation Composite, an unmanaged index compiled by the Fund's adviser, is constructed as follows: 30% Bloomberg Barclays U.S. Aggregate Bond Index, 26% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg Barclays U.S. TIPS Index, 8% Russell 2000® Index and 6% MSCI Emerging Markets NR Index. The Global Tactical Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. The performance of the Global Tactical Allocation Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.